Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ 71,271	$ 10,333	¥ 89,654	¥ 99,092
General and administrative expenses	549,609	79,686	359,470	564,286
Total operating expenses	(704,376)	(102,125)	(524,468)	(704,553)
Operating income	1,188,460	172,310	675,145	28,228
Interest income	55,825	8,094	58,607	27,616
Interest expense	(356,858)	(51,740)	(294,978)	(238,384)
Foreign currency exchange (loss) gain	2,789	404	(4,726)	(3,548)
Changes in fair value of financial instruments	7,722	1,120	12,605	(12,717)
Other comprehensive loss (foreign currency translation adjustments), net of tax of nil:	(42,540)	(6,168)	(85,391)	(212,597)
Comprehensive (loss) income	609,090	88,309	231,029	(495,942)
Parent Company
Operating expenses
Sales and marketing expenses			235
General and administrative expenses	20,592	2,986	19,900	53,945
Total operating expenses	(20,592)	(2,986)	(20,135)	(53,945)
Operating income	(20,592)	(2,986)	(20,135)	(53,945)
Interest income	6,590	955	5,200	1,854
Share of (loss) income of subsidiaries and the VIEs	658,862	95,526	318,481	(232,287)
Foreign currency exchange (loss) gain	208	30	89	(1,193)
Changes in fair value of financial instruments	(2,117)	(307)	4,465
Others, net	8,679	1,259	8,320	2,226
Net (loss) income attributable to ordinary shareholders	651,630	94,477	316,420	(283,345)
Other comprehensive loss (foreign currency translation adjustments), net of tax of nil:	(42,540)	(6,168)	(85,391)	(212,597)
Comprehensive (loss) income	¥ 609,090	$ 88,309	¥ 231,029	¥ (495,942)